Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Non-controlling interests
Non-controlling interests	$ 21,600,000	$ 27,300,000
Operating partnership units	7,400,000	7,400,000
Non-controlling interests, total	32,208,000	38,085,000
Shopping centers and development parcels in Arizona, Missouri, Utah and Wisconsin [Member]
Non-controlling interests
Non-controlling interests	$ 3,200,000	$ 3,400,000